Related Party Transactions (Details) - Schedule of related party transactions - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Service/ Products received from related parties:
Service/ Products received from related parties		$ 6,477,948		$ 2,498,530		$ 419,823
Service/ Products delivered to related parties:
Service/ Products delivered to related parties		111,627		373,802
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties		763,256	[1]	714,625	[1]	415,604
Guardforce Aviation Security Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties		5,739	[2]	13,190	[2]	$ 4,219
Perfekt Technology & System Co., Ltd. [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]	6,850		35,842
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[4]	5,702,103		1,584,873
Profit Raider Investment Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties				150,000
Bangkok Bank Public Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties				9,726
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties				158,487
Guardforce Limited – Sales [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[5]	12,846		205,589
GF Technovation Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[5]	$ 98,781

[1]	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company;
[2]	Guardforce Aviation Security Co., Ltd. provided escort services to the Company;
[3]	Perfekt Technology & System Co., Ltd. provided security equipment to the Company;
[4]	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited;
[5]	Guardforce Limited and GF Technovation Company Limited are fellow subsidiaries. GF Technovation Company Limited was incorporated in 2021 for running robotics related business. The Company sold robots to GF Technovation Company Limited in place of Guardforce Limited beginning March 2021.